Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	May 02, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 24, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Oct. 20, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016
C000223917
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Core Fixed Income VIP Fund
Account Value	$ 10,290	$ 10,450	$ 10,350	$ 10,610	$ 10,470	$ 10,320	$ 10,090	$ 9,990	$ 9,840	$ 10,080	$ 9,990	$ 10,120	$ 10,140	$ 9,770	$ 9,360	$ 9,510	$ 9,740	$ 9,790	$ 9,800	$ 9,850	$ 9,960	$ 9,910	$ 9,660	$ 9,890	$ 9,610	$ 9,650	$ 9,340	$ 9,460	$ 9,860	$ 10,120	$ 9,900	$ 10,050	$ 10,000
C000169892
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Core Plus Fixed Income VIP Fund
Account Value	$ 10,750	10,920	10,800	11,050	10,910	10,740	10,500	10,400	10,240	10,470	10,380	10,490	10,500	10,120	9,670	9,830	10,090	10,150	10,140	10,150	10,260	10,220	10,010	10,250	9,930	9,970	9,630	9,760	10,230	10,490	10,240	10,500		$ 10,500	$ 10,890	$ 11,200	$ 11,340	$ 11,580	$ 11,580	$ 11,560		$ 11,560	$ 11,650	$ 11,650	$ 11,550	$ 11,450	$ 11,400	$ 11,300	$ 11,400	$ 11,540	$ 11,580	$ 11,510	$ 11,340	$ 11,370	$ 11,400	$ 11,430	$ 11,160	$ 11,020	$ 10,850	$ 10,600	$ 11,120	$ 10,980	$ 10,780	$ 10,770	$ 10,770		$ 10,740	$ 10,790	$ 10,620	$ 10,580	$ 10,430	$ 10,290	$ 10,280	$ 10,110	$ 10,100	$ 9,950	$ 9,840	$ 9,800	$ 9,890	$ 9,930	$ 9,890	$ 9,870	$ 9,890	$ 9,850	$ 9,930	$ 9,890	$ 9,980	$ 10,080	$ 10,040	$ 10,050	$ 10,030	$ 10,070	$ 10,000	$ 9,950	$ 9,960	$ 9,890	$ 9,810	$ 9,830	$ 9,760	$ 9,710	$ 9,930	$ 9,990	$ 10,000
C000169895
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Diversified Research VIP Fund
Account Value	$ 31,560	32,450	30,770	31,070	30,230	29,670	29,460	28,440	26,990	28,150	27,150	25,650	25,070	23,960	21,930	22,320	23,310	23,620	22,920	21,510	21,260	20,860	20,190	20,640	19,440	20,650	19,500	17,930	19,830	20,690	18,910	20,590		20,470	22,300	21,700	22,470	23,630	23,030	23,480		21,830	22,970	22,240	21,710	21,200	21,130	20,060	19,380	18,800	19,050	18,330	16,480	16,940	17,620	16,400	15,530	15,130	14,320	12,760	14,560	15,790	15,850	15,330	14,790		14,420	14,200	14,480	14,230	13,280	14,210	13,480	13,240	12,830	11,840	12,940	12,760	13,780	13,670	13,380	12,910	12,820	12,530	12,620	12,930	13,410	12,650	12,570	12,290	11,980	11,740	11,680	11,410	11,430	11,260	11,110	11,050	10,700	10,200	9,860	10,040	10,000
C000200218
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Global Utilities VIP Fund
Account Value	$ 14,670	15,760	15,180	15,540	14,850	14,170	13,290	14,070	12,950	12,800	12,090	11,960	12,460	12,020	11,250	11,280	11,850	12,490	12,310	11,930	12,620	12,280	11,830	12,460	12,330	12,460	11,360	10,980	12,300	12,350	11,790	12,800		12,130	12,730	12,010	12,030	12,450	11,530	12,010		11,590	12,210	11,860	11,550	11,620	11,650	11,230	10,560	10,990	10,700	10,250	9,680	9,400	9,520	9,730	9,070	9,030	8,730	8,520	9,880	10,620		9,810	9,990	$ 10,000
C000169897
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Growth & Income VIP Fund
Account Value	$ 22,500	24,090	22,840	23,060	23,200	22,690	21,780	21,860	21,120	22,190	21,230	20,540	20,270	19,150	18,040	18,690	19,210	19,550	18,740	17,640	18,330	18,120	18,430	19,060	18,170	18,970	17,890	15,930	17,210	17,740	16,740	18,370		18,000	18,970	18,690	18,770	19,170	18,020	18,730		17,890	18,580	18,360	17,980	18,100	17,550	16,840	15,720	14,890	14,950	14,390	12,420	12,660	13,040	12,610	12,230	12,400	12,020	10,610	12,810	14,100	14,640	14,430	14,000		13,640	13,120	13,580	13,460	12,640	13,480	13,030	13,060	12,730	11,810	13,100	12,920	13,660	13,540	13,290	12,630	12,590	12,590	12,620	12,890	13,500	12,850	12,640	12,160	11,910	11,520	11,520	11,280	11,100	11,080	11,030	11,120	10,750	10,500	9,820	9,990	10,000
C000219765
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian All Cap Core VIP Fund
Account Value	$ 12,490	12,950	12,190	12,230	12,060	11,840	11,670	11,390	10,930	11,480	11,120	10,520	10,400	9,910	9,080	9,280	9,730	9,910	9,650	9,060	9,100	8,940	8,720	9,010	8,460	8,930	8,540	7,890	8,620	9,000	8,280	8,950		8,890	9,660	9,460	9,660		9,850	10,050	$ 10,000
C000219766
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Balanced Allocation VIP Fund
Account Value	$ 12,690	12,990	12,450	12,620	12,480	12,220	12,140	11,910	11,520	11,920	11,640	11,270	11,150	10,680	9,890	10,090	10,490	10,630	10,430	10,090	10,140	10,010	9,720	9,980	9,460	9,810	9,350	8,990	9,700	10,020	9,420	10,020	10,000
C000223918
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Equity Income VIP Fund
Account Value	$ 12,130	12,880	12,370	12,490	12,320	12,010	11,450	11,580	11,190	11,540	11,010	10,770	11,020	10,490	9,890	10,180	10,580	10,870	10,470	9,880	10,280	10,100	10,200	10,610	10,260	10,660	9,990	9,080	9,820	10,090	9,570	10,340	10,000
C000219767
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Select Mid Cap Core VIP Fund
Account Value	$ 11,310	12,190	11,150	11,310	11,120	11,150	10,510	10,760	10,290	10,960	10,480	9,870	10,060	9,210	8,520	8,960	9,470	9,840	9,430	8,690	9,010	9,070	9,330	9,540	8,650	9,050	8,550	7,790	8,580	9,040	8,220	9,190		9,170	9,770	9,450	9,280		9,490	9,880	10,000
C000219768
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Small-Mid Cap Core VIP Fund
Account Value	$ 10,270	11,080	10,170	10,460	10,410	10,390	9,760	9,910	9,480	10,330	10,030	9,500	9,660	8,830	8,040	8,620	9,190	9,400	9,040	8,370	8,740	8,850	9,090	9,240	8,330	8,640	8,060	7,530	8,270	8,540	7,840	8,510		8,630	9,280	9,170	9,300		9,590	9,880	10,000
C000219769
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Strategic Large Cap Core VIP Fund
Account Value	$ 13,350	13,680	13,140	13,270	13,110	12,810	12,580	12,100	11,660	12,120	11,830	11,490	11,150	10,880	10,130	10,120	10,520	10,590	10,380	9,910	9,870	9,610	9,260	9,530	9,280	9,620	9,140	8,400	9,090	9,400	8,900	9,390		9,300	9,910	9,570	9,850		9,820	10,010	10,000
C000169894
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Integrated Research VIP Fund
Account Value	$ 26,970	27,390	25,910	26,200	25,750	25,030	25,080	24,190	23,220	24,100	23,440	22,030	21,430	20,490	18,890	19,100	20,100	20,400	19,810	18,730	18,650	18,370	17,670	18,250	17,240	18,260	17,390	16,290	17,890	18,590	17,090	18,640		18,590	20,370	19,890	20,730	21,860	20,930	21,160		19,760	20,950	20,280	19,940	19,520	19,360	18,370	17,430	16,910	17,060	16,390	14,800	15,300	15,940	14,910	14,210	13,920	13,360	11,830	13,350	14,460	14,310	13,870	13,390		13,200	12,900	13,240	12,990	12,180	13,100	12,650	12,590	12,260	11,260	12,480	12,330	13,290	13,220	12,800	12,350	12,360	12,110	12,040	12,390	12,930	12,280	12,140	11,770	11,530	11,290	11,290	11,100	11,020	10,890	10,840	10,890	10,460	10,090	9,860	9,990	10,000
C000169891
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian International Equity VIP Fund
Account Value	$ 13,720	13,980	14,090	14,890	14,820	14,350	13,940	14,170	13,610	13,900	13,530	13,090	13,160	12,560	11,620	11,950	12,410	13,020	12,780	12,300	12,680	12,430	12,040	12,400	11,390	11,580	10,190	9,560	10,590	11,330	10,820	11,950		11,800	12,660	12,770	13,330	13,870	13,370	14,170		13,840	14,280	13,930	13,840	14,140	13,810	13,390	13,050	12,860	13,160	12,520	10,910	11,410	11,660	11,080	10,640	10,360	9,840	9,290	11,040	11,920	12,150	11,720	11,640		11,400	11,110	11,350	11,580	10,960	11,340	11,020	10,930	10,570	10,010	10,510	10,530	11,380	11,260	11,480	11,300	11,450	11,620	11,740	11,720	12,390	11,800	11,660	11,470	11,300	11,100	11,140	10,790	10,850	10,460	10,150	9,870	9,760	9,460	9,670	10,110	10,000
C000169900
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian International Growth VIP Fund
Account Value	$ 16,860	17,400	17,150	18,180	18,170	17,430	17,230	17,240	16,440	17,230	16,760	16,080	16,010	15,190	13,900	14,260	15,120	15,950	15,740	15,300	15,660	15,300	14,420	15,030	13,780	14,310	12,490	12,050	13,270	14,330	13,270	14,360		14,450	16,040	16,190	17,030	19,210	18,590	19,200		18,420	19,600	18,970	18,390	18,290	17,770	16,990	17,040	17,180	17,340	16,400	14,890	15,350	15,460	14,780	13,950	13,190	12,270	11,460	12,560	13,330	13,530	12,950	12,750		12,300	12,210	12,210	12,400	11,530	12,090	11,610	11,270	10,800	10,240	10,800	10,740	11,920	12,080	12,290	12,120	12,290	12,260	12,500	12,590	13,260	12,610	12,550	12,490	12,170	11,930	11,800	11,450	11,590	11,030	10,570	10,190	10,020	9,440	9,720	10,100	10,000
C000169893
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Disciplined Growth VIP Fund
Account Value	$ 35,920	35,730	33,800	34,210	33,360	32,550	33,180	31,290	30,120	31,630	31,090	28,770	27,880	26,580	24,060	24,360	25,760	26,090	25,460	23,720	22,710	22,480	21,020	21,460	19,650	21,180	20,310	19,370	21,560	22,660	20,190	22,230		22,870	25,860	24,980	26,260	28,690	28,180	28,530		26,620	28,210	27,300	26,550	25,190	25,610	24,130	23,700	23,520	23,830	22,770	20,510	21,320	22,200	20,190	18,910	18,160	16,990	14,790	16,530	17,870	17,470	16,930	16,100		15,650	15,470	15,820	15,510	14,550	15,520	14,710	14,420	13,820	12,520	13,720	13,530	14,990	14,930	14,120	13,780	13,560	12,940	13,020	13,320	13,630	12,670	12,560	12,210	11,730	11,700	11,590	11,270	11,390	11,040	10,770	10,640	10,220	9,820	9,710	9,960	10,000
C000169896
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Disciplined Value VIP Fund
Account Value	$ 23,150	24,910	23,390	23,410	23,260	22,940	22,110	22,230	21,520	22,440	21,160	20,280	20,040	18,930	17,760	18,420	18,910	19,090	18,330	17,120	17,580	17,540	17,890	18,480	17,660	18,490	17,520	15,700	17,120	17,590	16,570	18,270		17,670	18,700	18,440	18,590	18,570	17,380	17,800		16,990	17,600	17,320	17,310	17,620	17,030	16,430	15,260	14,180	14,300	13,750	11,980	12,050	12,450	12,100	11,620	11,600	11,180	9,950	12,250	13,540	14,130	13,720	13,300		13,080	12,690	13,060	12,880	12,110	13,000	12,520	12,610	12,360	11,450	12,780	12,490	13,330	13,240	12,980	12,390	12,480	12,530	12,600	12,950	13,530	12,850	12,550	12,200	11,980	11,620	11,610	11,460	11,220	11,200	11,190	11,270	10,840	10,640	9,850	10,000	10,000
C000169890
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Fundamental Growth VIP Fund
Account Value	$ 33,170	33,700	32,220	32,570	31,900	30,960	31,500	29,920	28,280	29,600	28,920	26,550	25,500	24,320	21,960	22,450	23,750	23,900	23,050	21,580	20,620	20,580	19,220	19,400	17,640	18,730	17,940	16,880	18,860	19,890	17,880	19,310		20,080	23,160	22,500	23,820	26,230	25,860	25,920		24,100	25,310	24,440	24,030	23,010	23,120	21,600	21,010	21,060	21,570	21,010	19,030	19,820	20,630	18,820	17,610	17,060	15,930	13,980	15,470	16,610	16,500	16,100	15,450		15,180	15,150	15,510	15,260	14,260	15,370	14,500	14,170	13,680	12,510	13,660	13,330	14,470	14,520	13,980	13,420	13,420	13,060	12,920	13,180	13,670	12,740	12,590	12,150	11,920	11,720	11,560	11,330	11,240	11,120	10,830	10,790	10,540	10,130	9,940	10,110	10,000
C000169899
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Mid Cap Relative Value VIP Fund
Account Value	$ 21,390	22,950	21,660	22,250	22,080	21,600	20,380	20,710	19,980	20,890	19,780	18,880	19,160	18,000	16,880	17,530	18,410	19,030	18,620	17,160	17,780	17,680	18,190	18,720	17,560	18,110	16,850	15,370	16,830	17,370	16,150	17,660		17,210	18,030	17,910	17,870	18,450	17,140	17,650		16,770	17,240	17,030	16,890	17,400	16,960	15,930	15,090	14,110	14,320	13,570	12,010	11,950	12,160	11,740	11,330	11,290	10,700	9,490	12,390	13,590	13,930	13,500	13,080		12,880	12,560	12,770	12,560	11,780	12,420	11,920	11,770	11,310	10,280	11,410	11,110	11,950	12,050	12,060	11,600	11,490	11,540	11,660	11,690	12,390	12,020	11,890	11,580	11,540	11,180	11,270	11,220	11,110	11,080	11,020	11,160	10,830	10,580	9,980	10,090	10,000
C000169898
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Mid Cap Traditional Growth VIP Fund
Account Value	$ 25,800	27,390	25,520	26,100	25,930	25,130	23,750	23,950	23,330	24,510	24,050	22,680	22,580	20,910	18,870	20,540	21,490	22,250	21,670	20,140	20,480	20,900	20,830	21,110	19,300	20,190	19,150	17,610	19,380	20,180	18,460	20,050		19,850	21,640	21,570	21,780	23,320	22,160	22,900		22,060	22,740	22,470	21,840	21,720	21,820	20,890	20,390	19,300	19,910	18,860	16,470	16,490	16,970	16,240	15,340	15,300	14,240	12,390	15,360	16,760	16,710	16,350	15,670		15,710	15,480	15,800	15,550	14,550	15,180	14,520	14,490	13,570	12,270	13,440	13,120	14,370	14,450	13,870	13,430	13,500	12,850	13,360	13,270	13,540	12,720	12,690	12,410	12,010	11,750	11,550	11,420	11,240	10,870	10,690	10,600	10,380	9,990	9,610	10,010	10,000
C000200219
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Multi-Sector Bond VIP Fund
Account Value	$ 9,580	9,740	9,650	9,880	9,750	9,620	9,410	9,320	9,180	9,400	9,310	9,440	9,440	9,090	8,730	8,860	9,070	9,120	9,130	9,190	9,300	9,250	9,020	9,230	9,000	9,020	8,770	8,950	9,360	9,610	9,430	9,580		9,680	10,110	10,340	10,510	10,740	10,720	10,740		10,740	10,820	10,830	10,760	10,630	10,570	10,480	10,520	10,640	10,740	10,680	10,420	10,440	10,470	10,530	10,300	10,210	10,090	9,820	10,350	10,220		10,040	10,040	10,000
C000223919
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Short Duration Bond VIP Fund
Account Value	$ 10,650	10,630	10,590	10,640	10,550	10,460	10,340	10,280	10,210	10,240	10,190	10,230	10,170	10,040	9,930	9,900	9,900	9,860	9,810	9,870	9,900	9,870	9,770	9,830	9,770	9,720	9,690	9,760	9,910	9,960	9,940	10,010	10,000
C000200216
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Small Cap Core VIP Fund
Account Value	$ 13,360	14,530	13,180	13,210	13,130	13,370	12,140	12,400	11,990	12,800	12,350	11,960	12,420	11,220	10,530	11,320	12,010	12,440	11,970	11,040	10,810	10,920	11,550	11,790	10,620	11,360	11,140	9,950	11,300	11,800	10,650	12,020		11,940	12,880	12,720	12,630	13,420	12,870	13,500		12,950	13,210	13,060	13,650	13,510	13,320	12,780	12,460	11,620	11,400	10,420	8,850	8,750	9,180	8,830	8,350	8,230	7,850	6,780	9,330	10,280		10,660	10,010	10,000
C000200220
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian Total Return Bond VIP Fund
Account Value	$ 9,610	9,760	9,660	9,900	9,770	9,630	9,420	9,330	9,180	9,400	9,310	9,440	9,440	9,100	8,720	8,870	9,080	9,110	9,130	9,180	9,280	9,230	9,010	9,220	8,980	9,000	8,750	8,930	9,330	9,580	9,400	9,540		9,600	10,000	10,240	10,400	10,610	10,620	10,620		10,610	10,700	10,720	10,630	10,520	10,460	10,370	10,440	10,600	10,700	10,650	10,460	10,500	10,520	10,600	10,390	10,330	10,230	9,970	10,370	10,220		10,040	10,040	10,000
C000200221
Account Value [Line Items]
Line Graph and Table Measure Name	Guardian U.S. Government Securities VIP Fund
Account Value	$ 9,970	10,070	9,990	10,210	10,110	9,980	9,770	9,680	9,550	9,750	9,680	9,800	9,800	9,520	9,230	9,330	9,500	9,520	9,530	9,610	9,690	9,640	9,430	9,620	9,420	9,450	9,220	9,320	9,550	9,750	9,630	9,700		9,650	9,840	10,080	10,130	10,270	10,310	10,320		10,380	10,440	10,460	10,420	10,450	10,410	10,390	10,410	10,510	10,530	10,510	10,500	10,530	10,530	10,540	10,510	10,480	10,460	10,380	10,290	10,150		10,010	10,030	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,332	10,504	10,394	10,658	10,518	10,369	10,132	10,037	9,870	10,125	10,033	10,177	10,205	9,828	9,403	9,553	9,802	9,865	9,872	9,908	10,017	9,956	9,710	9,967	9,670	9,714	9,369	9,492	9,921	10,209	9,966	10,125	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,742	10,921	10,807	11,082	10,935	10,780	10,534	10,436	10,262	10,527	10,431	10,581	10,610	10,219	9,776	9,933	10,192	10,257	10,264	10,301	10,414	10,352	10,095	10,363	10,054	10,099	9,741	9,869	10,315	10,615	10,361	10,527		10,459	10,872	11,182	11,309	11,558	11,587	11,553		11,556	11,657	11,679	11,550	11,470	11,432	11,343	11,486	11,654	11,739	11,722	11,609	11,661	11,667	11,762	11,589	11,516	11,463	11,263	11,329	11,129	10,919	10,927	10,932		10,899	10,958	10,681	10,657	10,525	10,342	10,339	10,144	10,150	10,043	9,862	9,804	9,882	9,946	9,882	9,880	9,892	9,822	9,896	9,833	9,927	10,042	9,996	10,009	10,003	10,051	9,962	9,919	9,929	9,853	9,778	9,783	9,718	9,685	9,920	9,996	10,000
Guardian Life Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Account Value	$ 31,338	32,103	30,323	30,601	29,961	29,251	28,900	27,899	26,581	27,712	26,849	25,488	25,066	23,977	21,971	22,443	23,566	23,947	23,202	21,764	21,670	21,337	20,581	21,096	19,849	21,062	19,947	18,453	20,325	21,190	19,401	21,146		21,107	23,124	22,296	22,984	24,239	23,199	23,361		21,831	22,896	22,220	21,705	21,210	21,063	19,995	19,157	18,642	18,833	18,135	16,346	16,793	17,456	16,285	15,416	15,115	14,428	12,789	14,591	15,900	15,906	15,440	14,899		14,583	14,315	14,546	14,340	13,396	14,305	13,748	13,486	13,067	12,097	13,298	13,032	13,988	13,909	13,470	12,987	12,907	12,604	12,556	12,883	13,376	12,652	12,513	12,140	11,864	11,624	11,588	11,355	11,284	11,128	11,015	11,002	10,582	10,183	9,820	10,002	10,000
Guardian Life Index: MSCI® EAFE® Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 13,325	13,635	13,713	14,502	14,369	13,917	13,520	13,742	13,229	13,577	13,145	12,908	12,835	12,187	11,152	11,623	12,034	12,514	12,121	11,594	12,106	11,774	11,489	11,734	10,855	10,846	9,748	9,251	10,205	10,714	10,206	11,250		11,166	11,938	11,862	12,075	12,689	12,071	12,660		12,356	12,725	12,505	12,411	12,552	12,156	11,801	11,536	11,283	11,404	10,897	9,435	9,827	10,089	9,596	9,377	9,069	8,690	8,163	9,420	10,356		10,244	10,130	10,000
Guardian Life Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 30,832	31,716	29,798	30,007	29,379	28,699	28,287	27,381	26,150	27,312	26,464	25,108	24,762	23,597	21,582	22,116	23,207	23,620	22,835	21,390	21,291	21,031	20,386	20,883	19,570	20,779	19,712	18,249	20,109	20,912	19,131	20,879		20,911	22,957	22,208	22,835	24,199	23,257	23,573		22,044	23,105	22,455	21,998	21,460	21,359	20,268	19,529	18,979	19,136	18,360	16,426	16,832	17,470	16,276	15,375	15,043	14,289	12,621	14,543	15,837	15,820	15,376	14,816		14,509	14,261	14,527	14,305	13,367	14,277	13,723	13,488	13,046	12,037	13,243	12,979	13,968	13,915	13,451	13,003	12,919	12,597	12,555	12,846	13,336	12,642	12,503	12,133	11,861	11,613	11,577	11,352	11,274	11,131	11,015	11,008	10,598	10,197	9,811	10,006	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 12,971	13,380	12,545	12,638	12,382	12,118	11,897	11,540	11,019	11,526	11,166	10,593	10,477	9,949	9,100	9,348	9,816	10,009	9,662	9,045	9,010	8,915	8,683	8,890	8,318	8,835	8,397	7,760	8,553	8,885	8,123	8,864		8,876	9,752	9,445	9,689		9,905	10,058	10,000
Guardian Life Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Account Value	$ 14,763	15,124	14,285	14,416	14,114	13,780	13,614	13,143	12,522	13,055	12,648	12,007	11,809	11,295	10,350	10,572	11,102	11,281	10,930	10,253	10,208	10,052	9,696	9,938	9,351	9,922	9,397	8,693	9,575	9,982	9,139	9,962	10,000
Guardian Life Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 14,651	15,071	14,160	14,259	13,961	13,638	13,442	13,011	12,426	12,979	12,575	11,931	11,767	11,213	10,256	10,510	11,028	11,224	10,851	10,165	10,118	9,994	9,687	9,923	9,300	9,874	9,367	8,672	9,556	9,938	9,091	9,922	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 12,971	13,380	12,545	12,638	12,382	12,118	11,897	11,540	11,019	11,526	11,166	10,593	10,477	9,949	9,100	9,348	9,816	10,009	9,662	9,045	9,010	8,915	8,683	8,890	8,318	8,835	8,397	7,760	8,553	8,885	8,123	8,864		8,876	9,752	9,445	9,689		9,905	10,058	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 12,971	13,380	12,545	12,638	12,382	12,118	11,897	11,540	11,019	11,526	11,166	10,593	10,477	9,949	9,100	9,348	9,816	10,009	9,662	9,045	9,010	8,915	8,683	8,890	8,318	8,835	8,397	7,760	8,553	8,885	8,123	8,864		8,876	9,752	9,445	9,689		9,905	10,058	10,000
Guardian Life Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Account Value	$ 13,532	13,862	13,093	13,213	12,937	12,631	12,479	12,046	11,477	11,966	11,593	11,005	10,824	10,353	9,487	9,691	10,176	10,340	10,019	9,398	9,357	9,213	8,887	9,109	8,571	9,095	8,613	7,968	8,776	9,150	8,377	9,131		9,114	9,985	9,627	9,924		10,017	10,087	10,000
Guardian Life Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Account Value	$ 31,338	32,103	30,323	30,601	29,961	29,251	28,900	27,899	26,581	27,712	26,849	25,488	25,066	23,977	21,971	22,443	23,566	23,947	23,202	21,764	21,670	21,337	20,581	21,096	19,849	21,062	19,947	18,453	20,325	21,190	19,401	21,146		21,107	23,124	22,296	22,984	24,239	23,199	23,361		21,831	22,896	22,220	21,705	21,210	21,063	19,995	19,157	18,642	18,833	18,135	16,346	16,793	17,456	16,285	15,416	15,115	14,428	12,789	14,591	15,900	15,906	15,440	14,899		14,583	14,315	14,546	14,340	13,396	14,305	13,748	13,486	13,067	12,097	13,298	13,032	13,988	13,909	13,470	12,987	12,907	12,604	12,556	12,883	13,376	12,652	12,513	12,140	11,864	11,624	11,588	11,355	11,284	11,128	11,015	11,002	10,582	10,183	9,820	10,002	10,000
Guardian Life Index: MSCI® EAFE® Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,563	16,949	17,046	18,026	17,861	17,298	16,805	17,081	16,444	16,876	16,339	16,045	15,953	15,149	13,862	14,448	14,959	15,555	15,067	14,411	15,048	14,635	14,281	14,585	13,493	13,482	12,117	11,499	12,685	13,318	12,686	13,983		13,879	14,839	14,744	15,010	15,772	15,004	15,736		15,358	15,817	15,543	15,427	15,603	15,110	14,669	14,339	14,024	14,175	13,546	11,728	12,215	12,541	11,928	11,656	11,272	10,802	10,147	11,709	12,873	13,148	12,734	12,592		12,155	11,817	12,131	12,287	11,599	12,184	11,851	11,776	11,484	10,776	11,325	11,340	12,320	12,214	12,455	12,156	12,306	12,589	12,308	12,534	13,126	12,499	12,302	12,174	11,992	11,701	11,705	11,377	11,397	10,994	10,721	10,434	10,287	9,666	9,863	10,069	10,000
Guardian Life Index: MSCI® EAFE® Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,563	16,949	17,046	18,026	17,861	17,298	16,805	17,081	16,444	16,876	16,339	16,045	15,953	15,149	13,862	14,448	14,959	15,555	15,067	14,411	15,048	14,635	14,281	14,585	13,493	13,482	12,117	11,499	12,685	13,318	12,686	13,983		13,879	14,839	14,744	15,010	15,772	15,004	15,736		15,358	15,817	15,543	15,427	15,603	15,110	14,669	14,339	14,024	14,175	13,546	11,728	12,215	12,541	11,928	11,656	11,272	10,802	10,147	11,709	12,873	13,148	12,734	12,592		12,155	11,817	12,131	12,287	11,599	12,184	11,851	11,776	11,484	10,776	11,325	11,340	12,320	12,214	12,455	12,156	12,306	12,589	12,308	12,534	13,126	12,499	12,302	12,174	11,992	11,701	11,705	11,377	11,397	10,994	10,721	10,434	10,287	9,666	9,863	10,069	10,000
Guardian Life Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 30,832	31,716	29,798	30,007	29,379	28,699	28,287	27,381	26,150	27,312	26,464	25,108	24,762	23,597	21,582	22,116	23,207	23,620	22,835	21,390	21,291	21,031	20,386	20,883	19,570	20,779	19,712	18,249	20,109	20,912	19,131	20,879		20,911	22,957	22,208	22,835	24,199	23,257	23,573		22,044	23,105	22,455	21,998	21,460	21,359	20,268	19,529	18,979	19,136	18,360	16,426	16,832	17,470	16,276	15,375	15,043	14,289	12,621	14,543	15,837	15,820	15,376	14,816		14,509	14,261	14,527	14,305	13,367	14,277	13,723	13,488	13,046	12,037	13,243	12,979	13,968	13,915	13,451	13,003	12,919	12,597	12,555	12,846	13,336	12,642	12,503	12,133	11,861	11,613	11,577	11,352	11,274	11,131	11,015	11,008	10,598	10,197	9,811	10,006	10,000
Guardian Life Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 30,832	31,716	29,798	30,007	29,379	28,699	28,287	27,381	26,150	27,312	26,464	25,108	24,762	23,597	21,582	22,116	23,207	23,620	22,835	21,390	21,291	21,031	20,386	20,883	19,570	20,779	19,712	18,249	20,109	20,912	19,131	20,879		20,911	22,957	22,208	22,835	24,199	23,257	23,573		22,044	23,105	22,455	21,998	21,460	21,359	20,268	19,529	18,979	19,136	18,360	16,426	16,832	17,470	16,276	15,375	15,043	14,289	12,621	14,543	15,837	15,820	15,376	14,816		14,509	14,261	14,527	14,305	13,367	14,277	13,723	13,488	13,046	12,037	13,243	12,979	13,968	13,915	13,451	13,003	12,919	12,597	12,555	12,846	13,336	12,642	12,503	12,133	11,861	11,613	11,577	11,352	11,274	11,131	11,015	11,008	10,598	10,197	9,811	10,006	10,000
Guardian Life Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 30,832	31,716	29,798	30,007	29,379	28,699	28,287	27,381	26,150	27,312	26,464	25,108	24,762	23,597	21,582	22,116	23,207	23,620	22,835	21,390	21,291	21,031	20,386	20,883	19,570	20,779	19,712	18,249	20,109	20,912	19,131	20,879		20,911	22,957	22,208	22,835	24,199	23,257	23,573		22,044	23,105	22,455	21,998	21,460	21,359	20,268	19,529	18,979	19,136	18,360	16,426	16,832	17,470	16,276	15,375	15,043	14,289	12,621	14,543	15,837	15,820	15,376	14,816		14,509	14,261	14,527	14,305	13,367	14,277	13,723	13,488	13,046	12,037	13,243	12,979	13,968	13,915	13,451	13,003	12,919	12,597	12,555	12,846	13,336	12,642	12,503	12,133	11,861	11,613	11,577	11,352	11,274	11,131	11,015	11,008	10,598	10,197	9,811	10,006	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,035	30,982	29,050	29,265	28,672	28,061	27,549	26,722	25,516	26,690	25,856	24,529	24,260	23,038	21,073	21,647	22,729	23,177	22,375	20,944	20,863	20,643	20,106	20,587	19,260	20,458	19,443	17,970	19,806	20,574	18,810	20,527		20,554	22,581	21,871	22,437	23,839	22,936	23,290		21,815	22,840	22,207	21,837	21,312	21,215	20,175	19,477	18,887	18,971	18,154	16,185	16,542	17,167	16,008	15,148	14,809	14,057	12,413	14,392	15,676	15,693	15,253	14,694		14,384	14,136	14,431	14,219	13,286	14,205	13,660	13,463	13,006	11,978	13,207	12,948	13,977	13,954	13,480	13,047	12,962	12,607	12,559	12,816	13,307	12,640	12,515	12,146	11,887	11,604	11,582	11,367	11,266	11,152	11,035	11,027	10,632	10,236	9,797	10,014	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,035	30,982	29,050	29,265	28,672	28,061	27,549	26,722	25,516	26,690	25,856	24,529	24,260	23,038	21,073	21,647	22,729	23,177	22,375	20,944	20,863	20,643	20,106	20,587	19,260	20,458	19,443	17,970	19,806	20,574	18,810	20,527		20,554	22,581	21,871	22,437	23,839	22,936	23,290		21,815	22,840	22,207	21,837	21,312	21,215	20,175	19,477	18,887	18,971	18,154	16,185	16,542	17,167	16,008	15,148	14,809	14,057	12,413	14,392	15,676	15,693	15,253	14,694		14,384	14,136	14,431	14,219	13,286	14,205	13,660	13,463	13,006	11,978	13,207	12,948	13,977	13,954	13,480	13,047	12,962	12,607	12,559	12,816	13,307	12,640	12,515	12,146	11,887	11,604	11,582	11,367	11,266	11,152	11,035	11,027	10,632	10,236	9,797	10,014	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,889	10,054	9,949	10,202	10,067	9,924	9,698	9,607	9,447	9,691	9,603	9,740	9,767	9,407	9,000	9,144	9,382	9,443	9,449	9,483	9,587	9,530	9,294	9,540	9,255	9,297	8,968	9,085	9,496	9,772	9,539	9,691		9,629	10,008	10,294	10,410	10,640	10,667	10,635		10,638	10,731	10,752	10,633	10,559	10,524	10,442	10,574	10,729	10,806	10,791	10,687	10,735	10,740	10,828	10,668	10,602	10,553	10,368	10,430	10,245		10,059	10,064	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,332	10,504	10,394	10,658	10,518	10,369	10,132	10,037	9,870	10,125	10,033	10,177	10,205	9,828	9,403	9,553	9,802	9,865	9,872	9,908	10,017	9,956	9,710	9,967	9,670	9,714	9,369	9,492	9,921	10,209	9,966	10,125	10,000
Guardian Life Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 20,655	21,306	19,977	20,125	19,717	19,297	18,945	18,376	17,547	18,355	17,781	16,868	16,683	15,843	14,491	14,886	15,631	15,938	15,387	14,403	14,347	14,196	13,826	14,157	13,245	14,069	13,371	12,358	13,621	14,149	12,935	14,116		14,135	15,529	15,041	15,429	16,394	15,773	16,017		15,002	15,707	15,271	15,017	14,656	14,589	13,874	13,394	12,988	13,046	12,484	11,130	11,376	11,806	11,008	10,417	10,184	9,667	8,536	9,898	10,780		10,489	10,105	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,889	10,054	9,949	10,202	10,067	9,924	9,698	9,607	9,447	9,691	9,603	9,740	9,767	9,407	9,000	9,144	9,382	9,443	9,449	9,483	9,587	9,530	9,294	9,540	9,255	9,297	8,968	9,085	9,496	9,772	9,539	9,691		9,629	10,008	10,294	10,410	10,640	10,667	10,635		10,638	10,731	10,752	10,633	10,559	10,524	10,442	10,574	10,729	10,806	10,791	10,687	10,735	10,740	10,828	10,668	10,602	10,553	10,368	10,430	10,245		10,059	10,064	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,889	10,054	9,949	10,202	10,067	9,924	9,698	9,607	9,447	9,691	9,603	9,740	9,767	9,407	9,000	9,144	9,382	9,443	9,449	9,483	9,587	9,530	9,294	9,540	9,255	9,297	8,968	9,085	9,496	9,772	9,539	9,691		9,629	10,008	10,294	10,410	10,640	10,667	10,635		10,638	10,731	10,752	10,633	10,559	10,524	10,442	10,574	10,729	10,806	10,791	10,687	10,735	10,740	10,828	10,668	10,602	10,553	10,368	10,430	10,245		10,059	10,064	10,000
Guardian Life Index: MSCI ACWI/Utilities NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Utilities Index
Account Value	$ 12,504	13,356	13,231	13,702	13,001	12,483	11,754	12,275	11,468	11,348	10,803	10,857	11,182	10,797	10,111	10,095	10,622	11,262	11,048	10,752	11,379	11,056	10,531	11,114	11,132	11,131	10,324	10,093	11,397	11,518	10,967	11,753		11,450	11,812	11,263	11,329	11,676	10,798	11,060		10,598	11,309	10,901	10,624	10,938	10,969	10,672	9,937	10,475	10,610	10,365	9,791	9,626	9,707	9,879	9,260	9,368	9,013	8,688	9,863	10,710		9,826	10,044	10,000
Guardian Life Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 21,324	22,890	21,516	21,755	21,457	20,897	19,880	20,069	19,452	20,320	19,353	18,664	18,645	17,666	16,427	17,028	17,711	18,203	17,584	16,489	17,150	16,896	16,974	17,594	16,728	17,430	16,405	14,879	16,310	16,811	15,765	17,274		16,945	17,958	17,465	17,670	18,091	17,018	17,639		16,787	17,392	17,054	16,919	17,115	16,724	16,081	15,188	14,322	14,455	13,921	12,270	12,434	12,747	12,241	11,775	11,854	11,461	10,303	12,426	13,759	14,061	13,685	13,275		13,092	12,641	13,024	12,916	12,051	12,879	12,438	12,360	11,977	11,112	12,292	11,936	12,588	12,563	12,380	11,909	11,879	11,809	11,770	11,981	12,582	12,114	11,939	11,585	11,501	11,170	11,302	11,154	10,974	10,985	11,006	11,119	10,733	10,397	9,836	9,990	10,000
Guardian Life Index: 65-35 S&P Barcap Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)
Account Value	$ 13,093	13,377	12,840	13,030	12,792	12,531	12,333	12,013	11,571	11,996	11,713	11,375	11,262	10,799	10,043	10,240	10,665	10,801	10,583	10,159	10,169	10,046	9,727	9,976	9,486	9,872	9,409	8,977	9,705	10,071	9,426	10,018	10,000
Guardian Life Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,332	10,504	10,394	10,658	10,518	10,369	10,132	10,037	9,870	10,125	10,033	10,177	10,205	9,828	9,403	9,553	9,802	9,865	9,872	9,908	10,017	9,956	9,710	9,967	9,670	9,714	9,369	9,492	9,921	10,209	9,966	10,125	10,000
Guardian Life Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,584	13,508	12,697	12,839	12,663	12,332	11,732	11,844	11,480	11,992	11,421	11,015	11,003	10,426	9,694	10,049	10,452	10,742	10,377	9,731	10,121	9,971	10,017	10,383	9,872	10,286	9,681	8,781	9,625	9,921	9,304	10,194	10,000
Guardian Life Index: S&P MidCap 400 TR
Account Value [Line Items]
Line Graph and Table Measure Name	Standard & Poor's MidCap 400 Index
Account Value	$ 11,700	12,597	11,577	11,660	11,527	11,536	10,903	11,078	10,612	11,292	10,693	10,094	10,269	9,446	8,705	9,196	9,707	9,996	9,600	8,794	9,084	9,155	9,459	9,634	8,820	9,337	8,799	7,961	8,767	9,048	8,162	9,031		8,964	9,650	9,518	9,413		9,654	9,947	10,000
Guardian Life Index: Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 10,559	11,420	10,396	10,494	10,340	10,366	9,650	9,796	9,405	10,080	9,681	9,181	9,428	8,515	7,812	8,317	8,809	9,169	8,735	8,049	8,193	8,301	8,625	8,832	8,029	8,537	8,191	7,474	8,261	8,486	7,691	8,503		8,474	9,264	9,119	9,017		9,524	9,938	$ 10,000
Guardian Life Index: MSCI® EAFE® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
Account Value	$ 16,676	17,150	17,212	18,345	18,266	17,573	17,359	17,437	16,797	17,491	17,094	16,535	16,342	15,457	13,962	14,497	15,421	16,180	15,869	15,327	15,815	15,440	14,657	15,079	13,899	14,057	12,603	12,081	13,384	14,248	13,202	14,442		14,612	15,883	15,786	16,144	18,037	17,290	17,896		17,329	18,030	17,615	17,317	17,309	16,800	16,121	15,938	15,993	16,213	15,459	13,768	14,336	14,430	13,815	13,222	12,807	12,143	11,306	12,451	13,627	13,706	13,325	13,090		12,638	12,495	12,649	12,695	11,920	12,400	12,007	11,800	11,407	10,716	11,259	11,225	12,364	12,395	12,430	12,178	12,323	12,348	12,165	12,313	12,863	12,293	12,090	11,947	11,681	11,464	11,401	11,131	11,204	10,664	10,353	10,080	9,861	9,333	9,663	10,098	10,000
Guardian Life Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 42,184	41,815	39,268	39,399	38,313	37,531	38,181	35,769	33,749	35,243	34,634	32,422	31,633	30,291	27,314	27,708	29,302	29,567	28,604	26,773	25,606	25,356	23,733	24,019	22,171	24,009	22,962	21,694	24,031	25,205	22,504	24,440		25,021	28,458	27,387	28,602	31,287	30,639	30,453		28,025	29,688	28,618	27,705	26,069	26,435	24,751	24,333	24,339	24,520	23,442	21,265	22,012	23,099	20,938	19,442	18,631	17,459	15,209	16,868	18,101	17,705	17,186	16,456		16,005	16,003	16,127	15,770	14,757	15,752	15,071	14,654	14,148	12,981	14,202	14,053	15,433	15,347	14,552	14,137	14,002	13,414	13,367	13,744	14,114	13,181	13,079	12,693	12,220	12,063	11,846	11,539	11,569	11,276	11,024	10,898	10,464	9,999	9,786	10,021	10,000
Guardian Life Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 21,324	22,890	21,516	21,755	21,457	20,897	19,880	20,069	19,452	20,320	19,353	18,664	18,645	17,666	16,427	17,028	17,711	18,203	17,584	16,489	17,150	16,896	16,974	17,594	16,728	17,430	16,405	14,879	16,310	16,811	15,765	17,274		16,945	17,958	17,465	17,670	18,091	17,018	17,639		16,787	17,392	17,054	16,919	17,115	16,724	16,081	15,188	14,322	14,455	13,921	12,270	12,434	12,747	12,241	11,775	11,854	11,461	10,303	12,426	13,759	14,061	13,685	13,275		13,092	12,641	13,024	12,916	12,051	12,879	12,438	12,360	11,977	11,112	12,292	11,936	12,588	12,563	12,380	11,909	11,879	11,809	11,770	11,981	12,582	12,114	11,939	11,585	11,501	11,170	11,302	11,154	10,974	10,985	11,006	11,119	10,733	10,397	9,836	9,990	10,000
Guardian Life Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 42,184	41,815	39,268	39,399	38,313	37,531	38,181	35,769	33,749	35,243	34,634	32,422	31,633	30,291	27,314	27,708	29,302	29,567	28,604	26,773	25,606	25,356	23,733	24,019	22,171	24,009	22,962	21,694	24,031	25,205	22,504	24,440		25,021	28,458	27,387	28,602	31,287	30,639	30,453		28,025	29,688	28,618	27,705	26,069	26,435	24,751	24,333	24,339	24,520	23,442	21,265	22,012	23,099	20,938	19,442	18,631	17,459	15,209	16,868	18,101	17,705	17,186	16,456		16,005	16,003	16,127	15,770	14,757	15,752	15,071	14,654	14,148	12,981	14,202	14,053	15,433	15,347	14,552	14,137	14,002	13,414	13,367	13,744	14,114	13,181	13,079	12,693	12,220	12,063	11,846	11,539	11,569	11,276	11,024	10,898	10,464	9,999	9,786	10,021	10,000
Guardian Life Index: Russell Mid Cap Value TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 20,250	21,849	20,351	20,610	20,229	19,855	18,723	19,028	18,368	19,383	18,429	17,589	17,910	16,615	15,184	15,975	16,831	17,449	16,721	15,386	16,101	16,099	16,623	17,173	15,889	16,740	15,745	14,386	15,931	16,434	15,131	17,000		16,680	17,734	17,211	17,292	18,063	16,996	17,528		16,642	17,278	16,916	16,812	17,010	16,681	15,911	15,130	14,042	14,074	13,452	11,796	11,687	11,958	11,502	10,984	10,861	10,380	9,157	11,846	13,148	13,409	13,013	12,675		12,607	12,116	12,558	12,455	11,667	12,468	12,070	12,010	11,639	10,553	11,791	11,515	12,408	12,507	12,339	12,013	11,917	11,789	11,730	11,701	12,308	12,032	11,885	11,496	11,404	11,101	11,313	11,165	11,001	11,035	11,014	11,095	10,794	10,430	9,816	10,059	10,000
Guardian Life Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 27,873	29,720	26,225	25,775	24,944	24,339	24,192	23,795	23,544	24,995	24,412	22,705	22,828	21,219	18,912	19,929	20,949	21,663	21,027	19,519	19,506	19,793	19,524	19,719	18,136	19,294	18,299	16,965	18,539	19,167	17,077	18,457		19,200	21,636	21,294	21,556	24,750	24,663	25,751		24,064	25,289	24,498	24,248	22,705	23,058	21,831	22,255	21,882	21,955	20,950	18,469	18,447	18,709	18,213	16,866	16,480	14,975	12,948	15,217	16,344	$ 16,193	16,005	15,247		$ 14,969	$ 15,142	$ 15,423	$ 15,071	$ 14,082	$ 14,941	$ 14,298	$ 14,108	$ 13,327	$ 11,953	$ 13,146	$ 12,820	$ 14,229	$ 14,290	$ 13,511	$ 13,227	$ 13,176	$ 12,701	$ 12,822	$ 12,843	$ 13,259	$ 12,549	$ 12,482	$ 12,078	$ 11,749	$ 11,426	$ 11,346	$ 11,160	$ 11,127	$ 10,867	$ 10,709	$ 10,650	$ 10,352	$ 9,983	$ 9,567	$ 9,972	$ 10,000
Guardian Life Index: Bloomberg US Government/Credit 1-3 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit 1-3 Year Total Return Index
Account Value	$ 10,846	10,823	10,787	10,848	10,759	10,662	10,537	10,478	10,402	10,437	10,396	10,434	10,393	10,271	10,153	10,121	10,126	10,090	10,048	10,089	10,120	10,085	9,940	10,015	9,935	9,916	9,835	9,848	9,969	10,048	9,995	10,066	$ 10,000
Guardian Life Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 15,436	16,825	15,162	15,384	15,277	15,509	14,079	14,210	13,531	14,556	14,053	13,301	13,839	12,332	11,309	12,136	12,895	13,575	12,792	11,830	11,941	12,159	12,769	12,989	11,835	12,657	12,368	11,141	12,322	12,580	11,390	12,411		12,392	13,756	13,587	13,443	14,875	14,550	15,183		14,563	15,006	14,678	15,227	14,938	14,907	14,601	14,455	13,607	12,955	11,924	10,068	9,862	10,202	9,658	9,398	9,077	8,523	7,493	9,573	10,453		10,497	10,082	10,000
Guardian Life Index: Bloomberg US Intermediate Government/Mortgage Total Return Indexx
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Mortgage Total Return Index
Account Value	$ 10,009	$ 10,111	$ 10,026	$ 10,244	$ 10,136	$ 10,005	$ 9,793	$ 9,697	$ 9,556	$ 9,758	$ 9,686	$ 9,814	$ 9,822	$ 9,531	$ 9,210	$ 9,311	$ 9,495	$ 9,526	$ 9,524	$ 9,591	$ 9,662	$ 9,611	$ 9,403	$ 9,609	$ 9,388	$ 9,419	$ 9,167	$ 9,248	$ 9,592	$ 9,852	$ 9,642	$ 9,752		$ 9,668	$ 9,913	$ 10,173	$ 10,243	$ 10,386	$ 10,405	$ 10,395		$ 10,436	$ 10,488	$ 10,505	$ 10,432	$ 10,438	$ 10,429	$ 10,381	$ 10,444	$ 10,523	$ 10,532	$ 10,520	$ 10,510	$ 10,532	$ 10,533	$ 10,542	$ 10,516	$ 10,515	$ 10,499	$ 10,454	$ 10,288	$ 10,149		$ 10,029	$ 10,039	$ 10,000